Other Non-current Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text Block Abstract
Schedule of Other Non-Current Assets
Other
 non-current
 assets consist of the following:

	December 31,
	2018	2019
	RMB	RMB	US$
Convertible bond	675,334	757,864	108,860
Warrant	36,375	31,393	4,509
Operating lease right-of-use assets	—	81,055	11,643
Others	21,096	4,219	606

	732,805	874,531	125,618

Estimated Fair Value of Call Option
To estimate the fair value of the warrant, Black-Scholes Option Pricing Model was used in the valuation, with the following assumptions:

	December 31, 2018	December 31, 2019
Risk-free interest rate	2.5%	1.6%
Exercise price	US$65,000	US$65,000
Dividend yield	0.00%	0.00%
Expected time to exercise (years)	2.4	1.4
Asset volatility	25.0%	28.0%